Intangible assets - Exploration expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 2,685	$ 2,715
Exploration expenditures	1,438	1,234	$ 1,437
Expensed exploration expenditures previously capitalised	357	(8)	1,800
Capitalised exploration	(390)	(167)	(285)
Exploration expenses	1,405	1,059	$ 2,952
Less than one year [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	392	218
Between one and five years [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	1,406	1,799
More than five years [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 887	$ 698